Basis of Presentation and Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Barter transactions
Multiplier for calculating fair value under barter programs	1
Barter revenue	$ 5,552,000	$ 4,220,000	$ 4,071,000
Barter expense	(5,455,000)	(4,176,000)	(3,967,000)
Advertising expense
Advertising costs incurred	3,900,000	3,100,000	2,600,000
Buildings and fixtures | Minimum
Property and equipment
Estimated useful life	30 years
Buildings and fixtures | Maximum
Property and equipment
Estimated useful life	40 years
Broadcast equipment and other | Minimum
Property and equipment
Estimated useful life	3 years
Broadcast equipment and other | Maximum
Property and equipment
Estimated useful life	15 years
LIN Television
Barter transactions
Multiplier for calculating fair value under barter programs	1
Barter revenue	5,552,000	4,220,000	4,071,000
Barter expense	(5,455,000)	(4,176,000)	(3,967,000)
Advertising expense
Advertising costs incurred	$ 3,900,000	$ 3,100,000	$ 2,600,000
LIN Television | Buildings and fixtures | Minimum
Property and equipment
Estimated useful life	30 years
LIN Television | Buildings and fixtures | Maximum
Property and equipment
Estimated useful life	40 years
LIN Television | Broadcast equipment and other | Minimum
Property and equipment
Estimated useful life	3 years
LIN Television | Broadcast equipment and other | Maximum
Property and equipment
Estimated useful life	15 years